ALPS Variable Investment Trust

1290 Broadway, Suite 1100

Denver, Colorado 80203

October 24, 2014

Via EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re: ALPS Variable Investment Trust (the “Trust”)

File Nos.	333-139186
811-21987

Dear Sir or Madam:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933, as amended, is certification that the Prospectus for the ALPS/Red Rocks Listed Private Equity Portfolio, a new series of the Trust, and Statement of Additional Information for the Portfolio effective September 30, 2014, does not differ from those filed in Post-Effective Amendment No. 24 which was filed electronically via EDGAR on September 30, 2014.

Sincerely,

/s/ David T. Buhler
Secretary